SUBSEQUENT EVENTS (Details)	0 Months Ended				1 Months Ended		1 Months Ended
	Feb. 27, 2014 Subsequent Event [Member] USD ($)	Mar. 28, 2014 NOK 900 Million Senior Unsecured Bonds [Member] Subsequent Event [Member] USD ($)	Mar. 28, 2014 NOK 900 Million Senior Unsecured Bonds [Member] Subsequent Event [Member] NOK	Oct. 31, 2013 SFL Linus [Member] USD ($)	Feb. 28, 2014 SFL Linus [Member] Subsequent Event [Member]	Mar. 28, 2014 Positive Outcome of Litigation [Member] Subsequent Event [Member] USD ($)	Mar. 28, 2014 8700 TEU Container Vessel [Member] Subsequent Event [Member] vessel	Mar. 28, 2014 4100 TEU Container Vessel [Member] Subsequent Event [Member] vessel	Mar. 28, 2014 5800 TEU Container Vessel [Member] Subsequent Event [Member] vessel	Feb. 28, 2014 US Dollar 70 Million Secured Term Loan Facility [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2013 US Dollar 70 Million Secured Term Loan Facility [Member] Subsequent Event [Member] USD ($)
Subsequent Event [Line Items]
Term of lease or charter (in excess of 15 years)					15 years
Repayments of short-term debt										$ 70,000,000
Debt amount		150,000,000	900,000,000	475,000,000							70,000,000
Dividend declared	$ 0.40
Expected gain on settlement						$ 25,000,000
Term of time charter							7 years
Number of container vessel acquired								7	2
Number of vessels delivered								1
Number of vessels scheduled to be delivered							2	6